AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2018.
File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 169	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 173	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

(Address of Principal Executive Offices, Zip Code)

(212) 933-0393

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☐ On (date) pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On (date) pursuant to paragraph (a)(1) of Rule 485

☒  75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to completion, dated December 21, 2018

CICC US Government Money Market Fund ([…])

Prospectus

[…], 2018

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 -i-

CICC US Government Money Market Fund

Investment Objective

The CICC US Government Money Market Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for shares purchased through them. Such commissions are not reflected in the tables or the Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.50]%
Distribution and Shareholder Service (12b-1) Fees[1]	[0.00]%
Other Expenses[2]	[…]%
Total Annual Fund Operating Expenses[2]	[…]%
Fee Waiver and/or Expense Reimbursement[3]	[…]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	[…]%
[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	[CICC Wealth Management (USA), LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding taxes, brokerage costs, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation and indemnification expenses (“Excluded Expenses”)) from exceeding […]% of the Fund’s average daily net assets until […]. This Agreement may be terminated at any time and for any reason at the sole discretion of the Fund’s Board of Trustees. The Adviser is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the preceding three fiscal years, so long as such reimbursement would not cause the Fund to exceed its expense limitation at either the time of recoupment or the time of the waiver and/or reimbursement.]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell (redeem) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that it reflects the Fee Waiver and/or Expense Reimbursement arrangement for the time period described above). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$[…]	$[…]

Principal Investment Strategies

The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”) and will operate as a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Farm Credit Banks and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support.

Government money market funds, such as the Fund, are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and/or repurchase agreements that are collateralized fully by cash or government securities.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank. The Fund is subject to risks that may adversely affect the value of the Fund’s shares, including:

[Amortized Cost Risk. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.]

Call Risk. An issuer may exercise its right to redeem (call) a fixed income security earlier than expected for a number of reasons, including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not earn the amount expected at initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable characteristics.

Counterparty Risk. Counterparty risk is the risk of loss in the event that the counterparty to an agreement fails to perform under it. In that case, the Fund may suffer losses if the counterparty fails to perform its obligations.

Interest Rate Risk. Interest rate risk is the risk that the securities in the Fund’s portfolio will decline in value because of increases in market interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Interest rates have recently been historically low but have recently increased and may continue to increase, potentially quickly and significantly, thereby heightening the Fund’s exposure to the risks associated with rising rates.

Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.

Liquidity Risk. The investments to which the Fund may be exposed are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. In addition, illiquid securities often must be fair valued.

Management Risk. The Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process may not produce the intended results. The Sub-Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.

New Adviser Risk. The Adviser is new and has not previously managed a money market mutual fund.

Repurchase Agreements Risk. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Yield Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. The Fund’s yield will generally decrease as interest rates decline.

Performance Information

Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.

Investment Adviser and Sub-Adviser

CICC Wealth Management (USA), LLC (the “Adviser”) serves as the investment adviser to the Fund.

Federated Investment Management Company (“Sub-Adviser”) serves as the sub-adviser to the Fund.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day by contacting your financial intermediary in accordance with its policies or contacting the Fund directly at CICC US Government Money Market Fund, P.O. [Box […], Kansas City, Missouri 64121-9611 (Express Mail Address: c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, Missouri 64105) or by telephone at [...]].

To purchase shares of the Fund for the first time, you must invest at least $[…] [($[…] for individual retirement accounts (“IRAs”))]. Your subsequent investments in the Fund must be made in amounts of at least $[…]. Systematic planned contributions are required to be at least $[…]. The Fund reserves the right to waive the minimum initial investment amounts in its sole discretion with or without notice to you. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above. In addition, your broker or intermediary may charge a fee for its services, such as brokerage commissions, in addition to the fees charged by the Fund.

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Additional Information About the Fund

Additional Investment Objective, Principal Investment Strategies, and Principal Risks Information

Investment Objective. The Fund seeks to provide current income consistent with the preservation of capital. The Fund’s investment objective is non-fundamental. As a result, the Fund may change its investment objective without shareholder approval.

Principal Investment Strategies. The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, as amended. “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully.

Government money market funds, such as the Fund, are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and/or repurchase agreements that are collateralized fully by cash or government securities.

The Sub-Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Sub-Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

•           current U.S. economic activity and the economic outlook;

•           current short-term interest rates;

•           the Federal Reserve Board’s policies regarding short-term interest rates; and

•           the potential effects of foreign economic activity on U.S. short-term interest rates.

The Sub-Adviser generally shortens the portfolio’s DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Sub-Adviser selects securities used to shorten or extend the portfolio’s DWAM by comparing the returns currently offered by different investments to their historical and expected returns.

The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.

The Fund reserves the right to temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund’s investment returns and/or the Fund’s ability to achieve its investment objective.

Information concerning the Fund’s portfolio holdings its DWAM, WAL, and certain other information is available on the Fund’s website five business days after month-end then remains posted on the website for six months thereafter. In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund’s portfolio holdings and/or composition may be posted to the Fund’s website.

Information about the Fund’s holdings will be available in the Fund’s shareholder reports and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

Principal Risks of Investing in the Fund. The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund’s Summary section. The Fund may not achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of the Fund’s shares, including:

[Amortized Cost Risk. In the unlikely event that the Fund’s Board were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.]

Call Risk. Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (call). Issuers may call outstanding securities prior to their maturity for a number of reasons, including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security in which the Fund has invested, the Fund may not earn the amount expected at initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable characteristics.

Counterparty Risk. The Fund may suffer losses if the counterparty fails to perform its obligations as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and will likely impair the Fund’s ability to achieve its investment objective.

Extension Risk. The issuer of a security held by the Fund may under certain circumstances make principal payments on such security later than expected. This may occur, for example, when interest rates rise. Such later-than-expected payments may decrease the value of the security held by the Fund. In addition, as payments are received later than expected, the Fund may miss the opportunity to reinvest in higher yielding securities.

Interest Rate Risk. Interest rate risk is the risk that the securities in the Fund’s portfolio will decline in value because of increases in market interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of one year, its value can be expected to fall about 1% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 1% if interest rates fall by 1%. Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security. Duration is typically not equal to maturity. Interest rates have been historically low but have recently increased and may continue to increase, potentially quickly and significantly, thereby heightening the Fund’s exposure to the risks associated with rising rates.

Issuer Credit Risk. There may be economic or political changes that impact the ability of issuers to repay principal and to make interest payments on securities. Changes to the financial condition or credit rating of issuers may also adversely affect the value of the Fund’s securities. The Fund could lose money if the issuer of a fixed income security is unable to meet its repayment obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, and may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, illiquid securities often must be fair valued.

Management Risk. This is the risk that the Sub-Adviser’s security selection or trading process, which is subject to a number of constraints, may not produce the intended results. The Sub-Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decisionmaking for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Market Risk. The values of securities held by the Fund could decline generally or could underperform other investments. Market fluctuations could be caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. Recent developments in relations between the United States and its trading partners have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the world’s export industry and a commensurately negative impact on financial markets. Different types of securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. An investment in the Fund may lose money.

Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. Interest rates have recently increased and there is a risk that interest rates will continue to rise, potentially quickly and significantly, which may make investments in emerging markets less attractive. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund's investments and share price to decline. To the extent that the Fund experiences high redemptions because of market events, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund's performance.

New Adviser Risk. The Adviser is new and has not previously managed a money market mutual fund. Accordingly, investors in the Fund bear the risk that the Adviser's inexperience may limit its effectiveness.

Prepayment Risk. The issuer of a security held by the Fund may under certain circumstances make principal payments on such security sooner than expected. This may occur, for example, when interest rates decline. Such sooner-than-expected principal payments may reduce the returns of the Fund because the Fund is forced to forego expected future interest payments on the principal amount paid back early and the Fund may be forced to reinvest the money it receives from such early payments at the lower prevailing interest rates.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Share Purchase and Reinvestment Risk. On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. The Fund’s performance may be adversely impacted when interest rates fall because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Variable and Floating Rate Securities Risk. During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.

Yield Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield and income will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. The Fund’s yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of shares).

Management

Investment Adviser

The Adviser is a registered investment adviser located at 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 and serves as investment adviser of the Fund. The Adviser has served as the investment adviser of the Fund since the Fund’s inception.

The Adviser is responsible for reviewing, supervising, and administering the Fund’s investment program. The Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs and provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Board of Trustees of KraneShares Trust (the “Trust”) supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities.

Pursuant to an investment advisory agreement between the Trust and the Adviser, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of [0.50]% based on a percentage of the average daily net assets of the Fund.

[The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding taxes, brokerage costs, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation and indemnification expenses (“Excluded Expenses”)) from exceeding […]% of the Fund’s average daily net assets until […]. This Agreement may be terminated at any time and for any reason at the sole discretion of the Fund’s Board of Trustees. The Adviser is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the preceding three fiscal years, so long as such reimbursement would not cause the Fund to exceed its expense limitation at either the time of recoupment or the time of the waiver and/or reimbursement.]]

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in the Fund’s first report to Shareholders.

Investment Sub-Adviser

Federated Investment Management Company (“Federated”) serves as Sub-Adviser to the Fund. Federated’s offices are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

Federated manages the Fund’s assets, including buying and selling portfolio securities.

Federated and its subsidiaries advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.

Federated advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.

A discussion regarding the basis for the Board’s approval of the Fund’s investment sub-advisory agreement will be available in the Fund’s first report to Shareholders.

Manager of Managers Structure. The Adviser is a wholly-owned subsidiary of Krane Funds Advisors, LLC, which has received “manager of managers” exemptive relief from the SEC that permits the Adviser, subject to the approval of the Board of Trustees, to appoint an unaffiliated sub-adviser or co-adviser or to change the terms of an advisory agreement with an unaffiliated sub-adviser or co-adviser for the Fund without first obtaining shareholder approval. The exemptive order permits the Fund to add or to change unaffiliated sub-advisers or co-advisers or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change. However, any increase in the aggregate advisory fee paid by the Fund remains subject to shareholder approval. In addition, the Adviser continues to have ultimate responsibility subject to oversight by the Board of Trustees to oversee the sub-advisers or co-advisers and recommend their hiring, termination, and replacement. The order also permits the Fund to disclose sub-advisers’ or co-advisers’ fees only in the aggregate in its registration statement. The Fund will notify shareholders of any change in the identity of a sub-adviser or co-adviser or the addition of a co-adviser to the Fund.

Other Service Providers

The Administrator. SEI Investments Global Funds Services (the “Administrator”), located at One Freedom Valley Drive, Oaks, Pennsylvania, serves as the Fund’s administrator and accounting services agent. More information about the services provided by the Administrator is located in the Fund’s SAI.

The Distributor. SEI Investments Distribution Co. (the “Distributor”), located at One Freedom Valley Drive, Oaks, Pennsylvania, is a registered broker-dealer and serves as the distributor of the Fund’s shares. More information about the services provided by the Distributor is located in the Fund’s SAI.

The Custodian. Brown Brothers Harriman & Co. (“BBH&Co.”), located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Fund’s custodian. More information about the services provided by BBH&Co. is located in the Fund’s SAI.

The Transfer Agent. DST Systems, Inc. (“DST”), located at 333 W. 11th Street, Kansas City, Missouri 64105, serves as the Fund’s transfer agent. More information about the services provided by DST is located in the Fund’s SAI.

Cyber-Security Risk

The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its advisors, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Shareholder Information

Calculating Net Asset Value

[The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Fund uses this adjusted cost to value the investment.

Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed by dividing the annualized daily income on the Fund’s portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the “Rule”).

The Fund normally calculates NAV as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (a ‘‘Business Day’’) (normally, 4:00 p.m., Eastern time).

About Fund Shares

The Fund reserves the right to waive the minimum initial investment amount, account balance, and certain other investor eligibility requirements at any time, with or without prior notice to you. In addition, the minimum initial investment amount, account balance, and investor eligibility requirements may be amended from time to time as reflected in the Fund’s then-current registration statement. The Fund’s shares are offered directly through the Fund’s transfer agent, authorized securities brokers and other financial intermediaries.

Buying, Selling and Exchanging Fund Shares

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund directly from the Fund. For transaction through a financial intermediary, contact your financial intermediary. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early—or as otherwise permitted by the SEC—the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Fund calculates NAV earlier than normal, the Trust reserves the right to advance the time on that day by which shareholder transaction orders must be received by the Fund’s transfer agent.

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Fund’s transfer agent or authorized dealer. Any purchase transaction that is sent to the Fund’s transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH. Shares of the Fund will only be issued against full payment, as further described here and in the Statement of Additional Information.

“Good Order”. As referenced in this Prospectus, an order is in “good order” if the Fund’s transfer agent or your financial intermediary (assuming it is authorized to act as a selling agent of the Fund) has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good order” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call Client Services at […].

Opening Your Account. You will need to open a shareholder account to make share transactions—buy, sell or exchange shares of the Fund directly with the Trust. You can obtain an account application or request more information about opening an account by calling Client Services at [...]. You also may visit www.[...].com to access “Mutual Fund Forms & Applications.”

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call the Trust to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

Buying Fund Shares

All investments must be made by check, wire transfer or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

[Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact Client Services at [...] for more information.]

By Mail. You can open an account with the Fund by sending a check and your account application to the applicable address below. You can add to an existing account by sending the Fund a check. Be sure your check identifies clearly your name, your account number and the Fund name.

Regular Mail Address

CICC US Government Money Market Fund

P.O. Box 219611

Kansas City, Missouri 64121-9611

Express Mail Address

CICC US Government Money Market Fund

c/o DST Systems, Inc.

430 W. 7th Street

Kansas City, Missouri 64105

By Wire. To open an account by wire, call [...] for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

Wiring Instructions:

UMB Bank, N.A.

Routing Number 1010-0069-5

DDA: […]

REF: CICC US Government Money Market Fund

FFC: Fund Number, Fund Name, Account Number, and Account Name

By Systematic Investment Plan. If you have a checking or savings account with a bank, you may purchase Fund shares automatically through regular deductions from your account.

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $100. To cancel or change a plan, write to the Fund at CICC US Government Money Market Fund, P.O. Box 219611, Kansas City, Missouri 64121-9611 (Express Mail Address: CICC US Government Money Market Fund, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, Missouri 64105). Allow up to 15 days to create the plan and three days to cancel or change it.

Minimum Investments. To purchase shares for the first time, you must invest in the Fund at least:

Non-IRA	IRA
$[…]	$[…]

Your subsequent investments in shares of the Fund must be made in amounts of at least $[…]. The Fund may accept initial and subsequent investments of smaller amounts in its sole discretion.

Other Purchase Rules You Should Know.

•	Once the Fund’s transfer agent or your selling agent receives your buy order in “good order,” your purchase will be made at the next calculated NAV per share.

•	The Distributor and the transfer agent reserve the right to cancel your order if the Fund does not receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Fund’s transfer agent and ensuring that we receive your money on time.

•	Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.

•	The Fund reserves the right to reject or suspend purchases of Fund shares.

Selling Fund Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The Fund redeems its shares continuously and shareholders may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary. The payment for redeemed shares will be sent within seven days after your request is received in good order (except as noted below). When you sell your shares, the amount you receive may be more or less than the amount you invested. Please note that your account may be subject to redemption restrictions. Please see “Frequent Purchases and Redemptions of Fund Shares” for more information.

The Fund typically expects to meet redemption requests with cash holdings, but may be required to sell portfolio holdings to meet redemption requests if the Fund’s cash holdings are insufficient. The Fund may suspend your right to redeem your shares or delay payments of redemption proceeds during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

How to Redeem Fund Shares:

By Mail. To redeem shares by mail, you may contact the Fund directly at: CICC US Government Money Market Fund, P.O. Box 219611, Kansas City, Missouri 64121-9611 (Express Mail Address: CICC US Government Money Market Fund, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, Missouri 64105). Please send a letter to the Fund signed by all registered parties on the account specifying:

•	The Fund name;

•	The account number;

•	The dollar amount or number of shares you wish to redeem;

•	The account name(s); and

•	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact Client Services at […] for more information. The Fund participates in the Paperless Legal Program. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

By Telephone. You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call […] to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

[By Check. You may request checks to redeem your Fund shares. Your account will continue to receive the daily dividend declared on the shares being redeemed until the check is presented for payment.]

By Systematic Withdrawal Plan (Via ACH). You may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

In-Kind Redemptions. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price instead of cash. If the Fund redeems your shares in-kind, you may bear brokerage and transaction costs associated with converting the portfolio securities you receive into cash. You also will bear market risks until such time as the portfolio securities received are converted to cash.

Other Redemption Rules You Should Know.

●	If you sell your shares that are held directly with the Fund (through the transfer agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account of record within three business days after the transfer agent or your selling agent receives your order in “good order.”

●	If you sell your shares through a selling agent, the Fund will normally send the redemption proceeds by Fed wire within three business days after the transfer agent or your selling agent receives your order in “good order.”

●	If you paid for your shares by check or from your bank account as an ACH transaction, the Fund will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

●	No interest will be paid on uncashed redemption checks.

●	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

●	The Fund may delay redemptions up to 7 days or longer as permitted by applicable law, regulations and interpretations such as where unusual market conditions affect the NYSE or an emergency exists which makes it impracticable for the Fund to dispose of or value securities it owns or the Fund has received an SEC order.

Low Balance Accounts. To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund also may redeem your shares if the value of your account falls below the required minimum account balance. However, the Fund will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

Uncashed Check Policy. Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid. The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

For checks returned in the mail, the Fund will attempt to contact the client. If no contact is made, the check will be processed according to the procedures described above.

Buying or Selling Shares through a Financial Intermediary. In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time as of which NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

Exchanging Fund Shares

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Shareholders may make exchanges on any Business Day of any other CICC fund within the CICC funds family of mutual funds on the basis of the respective NAVs of the shares involved by writing to or calling the Fund at […] or […]. Exchanges are subject to the eligibility requirements and the fees and expenses of the Fund you exchange into. Shares of the Fund cannot be exchanged for shares of any KraneShares ETF.

More Information

For more information on how to buy and sell shares of the Fund, call […] or visit www.[...].com.

Account Policies

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including selling agents that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures.

Frequent Purchases and Redemptions of Fund Shares

Frequent Trading Policy. [Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund shares can have adverse effects on the management of the Fund’s portfolio and its performance.]

Transactions over the Telephone or Internet

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Fund has instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor the transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund nor its transfer agent are responsible for internet transactions that are not received. During periods of unusually high market activity or other times, it may be difficult to reach the Trust by telephone or access our internet site. Neither the Trust, the Adviser, nor the Sub-Adviser will be liable for any losses resulting from a cause over which neither the Trust, the Adviser, nor Sub-Adviser have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach the Trust or the Fund’s transfer agent by telephone, fax, or internet, consider sending written instructions.

Statements and Confirmations

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements, as well as certain other Fund documents, such as prospectuses and shareholder reports, either by mail or electronically.

For more information about how to receive information electronically, please visit the CICC US Government Money Market Fund website at www.[...].com. The Fund reserves the right to discontinue your electronic delivery service if two (2) or more e-mail notices are returned as undeliverable.

Householding

To reduce expenses, we mail only one copy of the Prospectus or summary prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at […] between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request. Investors who hold their shares through an intermediary are subject to the intermediary’s policies. Contact your financial intermediary for any questions you may have.

Service and Other Fees

The Trust and the Fund’s transfer agent may charge the following administrative fees on accounts held directly through the Fund’s transfer agent for services associated with the following:

•	$15 for wire transfers of redemption proceeds under $5,000

•	$50 on checks returned for insufficient funds

•	$25 to stop payment of a redemption check within 10 Business Days of the settlement date

•	$15 for standard overnight packages (fee may be higher for special delivery options)

•	$25 for bounced draft checks or ACH transactions

•	$15 per year for low balance accounts

•	Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

The Trust reserves the right to change any of these fees or add additional service fees at any time with or without notice to you.

Dormant Accounts

If your account has no activity in it for a period of time, the Adviser may be required to transfer it to a state under the state’s abandoned property law.

Residents of Texas who own shares of the Fund have the option of providing the name and mailing or e-mail address of a person designated by them to receive any notice required under Texas law regarding Fund shares valued at more than $250 that are presumed to be abandoned. The Designation of Representative for Notice Request Form can be found on the Texas Comptroller’s website. Contact your Representative or financial intermediary for additional information or assistance.

Rights Reserved by the Fund

The Fund, the Distributor and the Fund’s transfer agent may refuse any order to buy shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

In addition, the Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Distribution and Shareholder Services

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) that allows it to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Under the Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board of Trustees currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board of Trustees. Because any distribution fees would be paid out of a Fund's assets on an on-going basis, if payments are made in the future, the distribution fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Adviser or Sub-Adviser, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such compensation, commonly referred to as “revenue sharing,” does not increase Fund expenses and is not reflected in the fees and expenses listed in the Fund’s fees expenses table in this Prospectus. Compensation may be in the form of cash payments or non-cash compensation and may include ticket charges, additional compensation for sales, on-going fees for shareholder servicing and maintenance of investor accounts, one-time payments for ancillary services, and finder’s fees that may vary depending on the share class and the dollar amount of shares sold. Cash and non-cash compensation may be paid, at the discretion of the Adviser or Sub-Adviser, to certain financial intermediaries who have sold shares of the Fund, promoted the distribution of the Fund’s shares, or rendered investor services to Fund shareholders. For example, such payments may be made to financial intermediaries that provide services to the Fund and/or Fund shareholders, including, without limitation, shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the financial intermediaries.

Payments also may be paid to financial intermediaries for providing the Fund with access to third-party platforms, including mutual fund “supermarket” platforms, and for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the financial intermediary provides services to fund shareholders. The Adviser or Sub-Adviser also may pay expenses associated with meetings that facilitate educating financial intermediaries and shareholders about the Fund that are conducted by financial intermediaries. To the extent permitted by applicable law, the Adviser or Sub-Adviser and their affiliates may pay or allow other incentives and compensation to financial intermediaries. Such payments and compensation are in addition to any applicable sales charges, Rule 12b-1 distribution fees, and service fees paid by the Fund. The level of payments made to financial intermediaries will generally vary, but may be significant. The Adviser or Sub-Adviser determines the extent of such payments in its sole discretion in response to requests from financial intermediaries, based on factors it deems relevant, such as the financial intermediary’s sales, assets, share class utilized, and the quality of the financial intermediary’s relationship with the Adviser or Sub-Adviser. The Adviser or Sub-Adviser periodically determines the advisability of continuing these payments. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Shareholders should inquire of a financial intermediary how the financial intermediary will be compensated for investments made in the Fund.

Dividends and Distributions

Timing of Dividend and Distribution Payments

The Fund declares any dividends daily and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

From time to time, the Fund may realize capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges.

Dividend Payment Options

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your account application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $25 or less will be automatically reinvested.

Additional Tax Information

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

●         Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

●         Tax Status of Distributions

The Fund will, at least annually, distribute substantially all of its net investment taxable income and net capital gain.

The income dividends you receive from the Fund will be taxed as either ordinary income or qualified dividend income. For non-corporate shareholders, dividends that are reported as qualified dividend income are generally taxable at reduced maximum tax rates to the extent that the Fund receives qualified dividend income and subject to certain limitations.

Distributions of the Fund’s short-term capital gains are generally taxable as ordinary income. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxable at reduced maximum tax rates.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of distributions you receive from the Fund.

Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year. Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat the Fund’s dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax adviser.

[Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross income and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.]

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income received with respect to the shares (including Fund dividends and distributions, and any gain on the sale of shares), until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

●         Tax Status of Share Transactions

Any capital gain or loss upon a redemption of the Fund’s shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as a short-term gain or loss if held for one year or less. Any capital loss on the redemption of the Fund’s shares held for six months or less is treated as a long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.

Medicare Contribution Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” including interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Back-Up Withholding

The Fund will be required in certain cases to withhold at applicable withholding rates (currently 24%) and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”) for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund. The withholding tax also will not apply to properly designated interest-related dividends and short-term capital gains dividends. You also may potentially be subject to U.S. federal estate taxes.

A different 30% withholding tax will generally be imposed on (1) dividends paid by the Fund and (2) redemption proceeds and certain capital gain dividends paid by the Fund after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS, or the tax authorities in their home jurisdictions, information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

●         State Tax Considerations

In addition to federal taxes, distributions by the Fund and ownership of the Fund’s shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in the Fund’s shares.

Financial Highlights

No financial highlights are available for the Fund because the Fund had not commenced operations prior to the end of the prior fiscal year.

Additional Information

Additional and more detailed information about the Fund is included in the SAI dated […], 2018. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports or make inquiries, without charge by calling […], visiting www.[...].com, or writing the Trust at 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund’s SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund, the Adviser or the Sub-Adviser. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including among others, the Fund's investment adviser, sub-adviser(s) (if applicable), distributor, custodian, and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees, or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

The Trust’s Investment Company Act file number is 811-22698.

CICC US Government Money Market Fund ([…])

STATEMENT OF ADDITIONAL INFORMATION

[...], 2018

This Statement of Additional Information (“SAI”) relates to the CICC US Government Money Market Fund (the “Fund”), a series of KraneShares Trust (the “Trust”).

This SAI is not a prospectus and should be read in conjunction with the current prospectus for the Fund, dated [...], 2018, as it may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The audited financial statements with respect to the Fund for the most recent fiscal year will be incorporated in this SAI by reference when the Fund files its first Annual Report to Shareholders. A copy of the Prospectus, this Statement of Additional Information and the most recent annual and semi-annual shareholder reports may be obtained, without charge, by calling [[...]], visiting www.[...].com, or writing to the Trust at [   ].

SUBJECT TO COMPLETION, DATED DECEMBER 21, 2018

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on February 3, 2012 and is permitted to offer multiple, separate series (i.e., funds). As of the date of this SAI, the Trust offers [20] separate funds, including the CICC US Government Money Market Fund (the “Fund”), and other funds not offered in this SAI. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified series of the Trust. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). All payments received by the Trust for shares of any fund belong to that fund. Each fund will have its own assets and liabilities. Shares of each Fund will only be issued against full payment, as further described in the Prospectus and this Statement of Additional Information.

The Fund currently offers only one class of shares, the investment requirements of which are described in the Fund’s Prospectus. [More information about shareholder servicing and distribution expenses is located under “Distributor and Distribution Arrangements.”]

CICC Wealth Management (USA), LLC (the “Adviser” or “CICC”) serves as the investment adviser to the Fund and is responsible for making investment decisions for the Fund’s assets and continuously reviewing, supervising and administering the Fund’s investment program, but has delegated certain of these duties to the Fund’s sub-adviser. Federated Investment Management Company (“Federated”) serves as the investment sub-adviser to the Fund and is responsible for making investment decisions for the Fund’s assets and trading portfolio securities. SEI Investments Distribution Co. serves as the distributor (the “Distributor”) of the shares of the Fund.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

The Fund’s principal investment strategies and risks are discussed in its Prospectus. The investment techniques discussed below and in the Prospectus may, consistent with the Fund’s investment objective(s) and investment limitations, be used by the Fund or a fund in which it invests. The Fund is free to reduce or eliminate its activity with respect to any of the investment techniques discussed below without changing its fundamental investment policies and without prior notice to shareholders. There is no assurance that the Fund’s strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s objective.

Bank Deposits and Obligations

The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund. All investments in deposits and other obligations are subject to credit risk, which is the risk that the Fund may lose its investments in these instruments if, for example, the issuing financial institution collapses and is unable to meet its obligations. This risk is more acute for investments in deposits and other obligations that are not insured by a government or private entity.

Borrowing

The Fund may borrow money to the extent permitted by the 1940 Act. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit, which would further increase the cost of borrowing. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

Although it has not entered into any sort of credit facility, the Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous, and for temporary or emergency purposes, such as trade settlements and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a RIC. In this regard, the Fund may enter into a credit facility to borrow money for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a RIC. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money for extraordinary or emergency purposes. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Fund does not anticipate doing so, it is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Cash and Cash Equivalents

The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Debt Securities

The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuer promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

The market value of the debt securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s NAV. Additional information regarding debt securities is described below.

Credit Ratings. Credit risk is the risk that a borrower or issuer of a debt will be unable or unwilling to repay its obligations under the debt. Certain debt securities may be rated by a credit rating agency. Changes by such agencies in the rating of any debt security and in the ability of an issuer to make payments of interest and principal, or the perception thereof, may affect the value of these investments. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

Duration. Duration is a measure of the expected change in value of a debt security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Pay-In-Kind and Step-Up Coupon Securities. A pay-in-kind security pays no interest in cash to its holder during its life. Similarly, a step-up coupon security is a debt security that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Accordingly, pay-in kind and step-up coupon securities will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current, periodic distribution of interest in cash.

Perpetual Bonds. Perpetual bonds offer a fixed return with no maturity date. Because they never mature, perpetual bonds can be more volatile than other types of bonds that have a maturity date and may be more sensitive to changes in interest rates. If market interest rates rise significantly, the interest rate paid by a perpetual bond may be much lower than the prevailing interest rate. Perpetual bonds are also subject to credit risk with respect to the issuer. In addition, because perpetual bonds may be callable after a set period of time, there is the risk that the issuer may recall the bond.

Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Corporate Debt Securities. The Fund may invest in corporate debt securities. The Fund may invest in all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Fund may also invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade, below investment-grade or unrated and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but is intended to carry relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security does not pay interest or principal when it is due. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

High Yield Securities. High yield securities are commonly referred to as “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater credit risk and potential price volatility and may be less liquid than higher-rated securities. The Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues, including to honor redemptions, and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. High yield securities are regarded as inherently speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions and changes than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer and because they may be issued by less financially stable entities.

The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a high yield bond, the more speculative its characteristics.

Unrated debt securities may face the same or more severe risks than high yield securities.

Commercial Paper. The Fund may invest in commercial paper of U.S. or foreign issuers. U.S. commercial paper generally consists of unsecured short-term promissory notes with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs. Chinese commercial paper that may be purchased by the Fund generally will have no more than one year of remaining maturity. The Fund may purchase commercial paper of any rating or that is unrated. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, which may provide some liquidity.

Debt Securities Issued by the World Bank for Reconstruction and Development (“World Bank”). The Fund may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in “non-core” currencies, including emerging markets and European accession countries, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.

U.S. Government Securities. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by federal agencies, such as those securities issued by Fannie Mae, are not guaranteed by the U.S. government. No assurance can be given that the U.S. government will provide financial support to such issuers since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Since 2008, Fannie Mae and Freddie Mac have been in conservatorship and have received significant capital support through U.S. Treasury preferred stock purchases, as well as U.S. Treasury and Federal Reserve purchases of their mortgage-backed securities. The Federal Housing Finance Agency (“FHFA”) and the U.S. Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. The mortgage-backed security purchase programs ended in 2010. An FHFA stress test suggested that in a “severely adverse scenario” significant additional Treasury support might be required. No assurance can be given that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before January 1, 2022. Nevertheless, discussions among policymakers have continued as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae reported in the third quarter of 2017 that there was “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, how long we will be in conservatorship, what form we will have and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated, and whether we will continue to exist following conservatorship.” Freddie Mac faces similar uncertainty about its future role. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations related to certain accounting, disclosure, or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Congress is currently considering several pieces of legislation that would reform U.S. government sponsored enterprises, proposing to address their structure, mission, portfolio limits, and guarantee fees, among other issues.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are typically sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

Investments in Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, the Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, foreign investment companies and business development companies (“BDCs”). For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses.

The main risk of investing in other investment companies is that the Fund will be exposed to the risks of the investments held by the other investment companies. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investment companies may not replicate exactly the performance of their specific index because of transaction costs, and because of the temporary unavailability of certain component securities of the index, or strategy used to track the index.

CICC and a sub-adviser are subject to a conflict of interest in allocating the Fund’s assets to investment companies from which they or their affiliates receive compensation or other benefits.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Lending of Portfolio Securities

The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the beneficial owner of the loaned securities and continues to be entitled to payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Adviser is subject to potential conflicts of interest because the compensation paid to it increases in connection with any increase In the Fund’s net assets.

Cyber-Security Risk

The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its advisors, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

INVESTMENT LIMITATIONS

Unless otherwise noted, whenever a fundamental or non-fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Fundamental Policies

The investment limitations below are fundamental policies of the Fund, and cannot be changed without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund may not:

1.	Issue senior securities, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief.

2.	Borrow money, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief.

3.	Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

4.	[Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies) or group of industries.]

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in issuers engaged in the commodities business or securities or other instruments backed by physical commodities).

7.	Lend any security or make any other loan except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

8.	[Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the Fund may invest up to 25% of its total assets in the first tier securities (eligible money market securities which receive the top short-term rating from any two Nationally Recognized Statistical Rating Organizations) of a single issuer for up to three business days.]

[For purposes of the Fund’s diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.]

MANAGEMENT OF THE TRUST

Board Responsibilities

The Board of Trustees is responsible for overseeing the management and affairs of each series of the Trust (“Funds”). The Board considers and approves contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most registered funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the investment advisers, sub-advisers, the Distributor and the Administrator (as defined below) to the Funds. The Board oversees the Trust’s service providers and overall risk management. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or a Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and a Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operations of the Trust and the Fund. The Funds’ investment advisers and sub-advisers, as part of their responsibilities for the day-to-day operations of the Funds, are responsible for day-to-day risk management for their respective Funds. The Board performs its risk management oversight directly and, as to certain matters, through its committees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, the Funds’ risks include, among others, investment risk, liquidity risk, valuation risk and operational risk. The Fund’s service providers, including The Funds’ investment advisers are responsible for adopting policies, procedures and controls designed to address various risks within their purview. The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. In addition to reports from the Funds’ investment advisers, the Board also receives reports regarding other service providers to the Trust on a periodic or regular basis.

The Board is responsible for overseeing the nature, extent and quality of the Fund services provided to the Funds by each adviser and sub-adviser and receives (or will receive) information from them on a periodic basis. In connection with its consideration of whether to approve and/or renew the advisory agreements with them, the Board will request information allowing the Board to review such services. The Board also receives (or will receive) reports related to each advisers’ and sub-advisers’ adherence to the Funds’ investment restrictions and compliance with the stated policies of the Funds. In addition, the Board regularly receives information about the Funds’ performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Funds’ investment advisers and sub-advisers. The report generally seeks to address: the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board normally also receives reports from the Trust’s service providers regarding Fund operations, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on certain areas of risk to the Trust and the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Funds, it may not be made aware of all of the relevant information about certain risks. Most of the Trust’s investment management and business affairs are carried out by or through the investment advisers and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust

Set forth below are the names, years of birth, position with the Trust, term of office, the principal occupations for a minimum of the last five years, number of portfolios overseen by, and other directorships of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust.

The Chairman of the Board, Jonathan Krane, is an interested person of the Trust as that term is defined in the 1940 Act. No single Independent Trustee serves as a lead Independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Trust (i.e., “Independent Trustees”) constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the Independent Trustees, and the number of funds (and classes of shares) overseen by the Board.

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee During the Past Five Years
Interested Trustees
Jonathan Krane* (1968) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee and Chairman of the Board, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Chief Executive Officer of CICC Wealth Management (USA), LLC from 2018 to present. Principal of Krane Capital LLC from 2009 to 2011. Chief Executive Officer of Emma Entertainment from 2004 to 2009.	[20]	None

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Patrick P. Campo (1970) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2017	From 2013 to present, Director of Long Short Equity, Titan Advisors; from 2009 to 2013, Director of Hedge Fund Research, Alternative Investment Management, LLC.	[20]	None
John Ferguson (1966) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2012

Chief Operating Officer of Shrewsbury River Capital from 2017 to present. Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from 2014 to 2016. President of Alden Global Capital, LLC (hedge fund adviser) from 2012 to 2014 (formerly, Chief Operating Officer from 2011 to 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from 2005 to 2011.

			[20]	None
Matthew Stroyman (1968) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2012	Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from 2007 to present.	[20]	None
Officers
Jonathan Krane (1968) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Chief Executive Officer of CICC Wealth Management (USA), LLC from 2018 to present. Principal of Krane Capital LLC from 2009 to 2011. Chief Executive Officer of Emma Entertainment from 2004 to 2009.	[20]	None

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee During the Past Five Years
Jennifer Tarleton (formerly Krane) (1966) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Vice President and Secretary, No set term; served since 2012	Vice President of Krane Funds Advisors, LLC from 2011 to present. Principal of Krane Capital LLC from 2009 to 2011. Sole Practitioner of Jennifer Krane, Esq. from 2001 to 2009.	[20]	None
Michael Quain (1957) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Chief Compliance Officer and Anti-Money Laundering Officer, No Set Term; served since 2015

Principal/President of Quain Compliance Consulting, LLC from 2014 to present. First Vice President of Aberdeen Asset Management Inc. from May 2013 to September 2013. First Vice President and Chief Compliance Officer of Artio Global Management, LLC from 2004 to 2013

			[20]	None
James Hoffmayer (1973) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456	Assistant Treasurer, No set term; served since 2017	Controller and Chief Financial Officer of SEI Investments Global Funds Services from 2016 to present. Senior Director, Funds Accounting and Fund Administration of SEI Investments Global Funds Services from September 2016 to present. Senior Director of Fund Administration of SEI Investments Global Funds Services from 2014 to present. Director of Financial Reporting of SEI Investments Global Funds Services from 2004 to 2014.	[20]	None

*	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Adviser.

Board Standing Committees

The Board has established the following standing committees:

Audit Committee. Messrs. Campo, Ferguson and Stroyman are members of the Trust’s Audit Committee (the “Audit Committee”) and Mr. Ferguson is the Chairman of the Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditor, including the review of any significant disputes regarding financial reporting between Trust management and such independent auditor. Under the terms of the Audit Committee charter adopted by the Board, the Audit Committee is authorized to, among other things, (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of a Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve, prior to appointment, the engagement of the Trust’s independent auditor and, in connection therewith, review and evaluate the qualifications, independence and performance of the Trust’s independent auditor; and (v) act as a liaison between the Trust’s independent auditor and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. During the fiscal year ended March 31, 2018, the Audit Committee held six meetings.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust. The function of the QLCC is to receive, review and recommend resolution with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, trustee, employee, or agent of the Trust. The QLCC meets as needed.

Nominating Committee. Messrs. Campo, Ferguson and Stroyman are members of the Trust’s Nominating Committee and Mr. Stroyman is the Chairman of the Nominating Committee. The principal responsibilities of the Nominating Committee are to (i) identify, select and nominate the appropriate number of candidates for election or appointment as members of the Board and (ii) recommend any appropriate changes to the Board for consideration. The Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees and does not consider nominations for the office of Trustee made by Trust stockholders. During the fiscal year ended March 31, 2018, the Nominating Committee held four meetings.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should serve on the Board because of his ability to review and understand information about the Trust and each Fund provided by management, to identify and request other information he may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of a Fund, and to exercise his business judgment in a manner that serves the best interests of a Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Krane should serve as Trustee because of his knowledge of, and the executive positions he holds or has held in, the financial services industry. Specifically, Mr. Krane currently serves as Chief Executive Officer of the Adviser and Chief Executive Officer of Krane Portfolio Advisors, LLC. Mr. Krane contributes expertise and institutional knowledge relating to the structure of the Adviser’s organization and the way that the Adviser’s business operates. Mr. Krane also served as Chief Executive Officer of the China division of a multinational company, where he gained valuable experience in managing a business and critical knowledge of business and investment opportunities in China. In addition, he has served on the boards of different corporations and, in doing so, has first-hand knowledge of the fiduciary duties and responsibilities bestowed upon trustees and directors. Mr. Krane’s experience as serving as Chief Executive Officer for multiple businesses in the financial services industry, his familiarity with the Trust, and his experience in serving on the boards of various companies qualify him to serve as a Trustee of the Trust.

The Board has concluded that Patrick Campo should serve as Trustee because of the experience he has gained working in the investment management industry over many years. In particular, Mr. Campo currently serves as the director of certain investment strategies managed by an investment adviser and contributes to the portfolio construction process for all products offered by that investment adviser. In addition, Mr. Campo previously served as partner and head of research for another investment adviser. The knowledge Mr. Campo has gained over these years working in the investment management industry and his day-to-day work in managing investment advisory firms qualify him to serve as Trustee of the Trust.

The Board has concluded that Mr. Ferguson should serve as Trustee because of the experience he has gained working in the financial services and legal industries over the years. In particular, Mr. Ferguson has extensive experience in managing global investment adviser firms, including the management, creation and success of hedge funds. Prior to that, Mr. Ferguson served as a corporate securities and tax attorney assisting and counseling clients with the organization and creation of both domestic and offshore funds. In addition, Mr. Ferguson has served as an officer for two registered investment companies and, in doing so, has gained experience and knowledge regarding the mutual fund industry. Mr. Ferguson’s experience in the financial services, fund and legal industries and his day-to-day work in managing investment advisory firms, qualify him to serve as a Trustee of the Trust.

The Board has concluded that Mr. Stroyman should serve as Trustee because of the experience he has gained working in the financial services and real estate industries. Working as an investment banker early in his career, Mr. Stroyman developed a strong base of knowledge regarding corporate finance, structuring, public and private securities, and company valuations. Through his work in the real estate industry and relationships with large investment management firms, Mr. Stroyman has gained an understanding of sophisticated financial products. He has advised institutional clients including pension funds, endowments and other qualified investors in asset management, risk assessment, and repositioning and disposition of underperforming assets. The knowledge Mr. Stroyman has gained over the years working in the financial services and real estate industries and his value and understanding of fiduciary duties and responsibilities qualify him to serve as Trustee of the Trust.

As of March 31, 2018, none of the Independent Trustees or members of their immediate family, beneficially owned or owned of record securities representing interests in CICC, any sub-adviser or distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes an Independent Trustee’s spouse, children residing in the same household and dependents of the Independent Trustee.

Fund Shares Owned by Board Members

As of December 31, 2018, the Trustees beneficially owned the following amounts of Fund shares and shares of other series of the Trust:

Trustee	Funds	Aggregate Dollar Range of Beneficial Ownership of Funds
Patrick Campo	None	[…]
John Ferguson	None	[…]
Jonathan Krane	KraneShares Bosera MSCI China A Share ETF	[…]
	KraneShares CSI China Internet ETF	[…]
	KraneShares Emerging Markets Consumer Technology Index ETF	[…]
	KraneShares MSCI All China Index ETF	[…]
	KraneShares Zacks New China ETF	[…]
Matthew Stroyman	KraneShares Bosera MSCI China A Share ETF	[…]
	KraneShares CSI China Internet ETF	[…]

“Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Board Compensation

Trustees who are “interested persons” of CICC are not compensated by the Trust for their service as a Trustee. For the fiscal year ended March 31, 2018: (a) Mr. Campo received aggregate compensation from the Trust in the amount of $10,000; (b) Mr. Ferguson received aggregate compensation from the Trust in the amount of $35,000; and (c) Mr. Stroyman received aggregate compensation from the Trust in the amount of $35,000. In addition, Cregg Watner, who resigned from his position as a Trustee of the Trust, received aggregate compensation from the Trust in the amount of $10,000 for the fiscal year ended March 31, 2018. None of the Trustees accrued or received any retirement or pension benefits.

INVESTMENT ADVISER

CICC Wealth Management (USA), LLC (the “Adviser” or “CICC”) serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”). The Adviser is a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a wholly-owned subsidiary of Krane Funds Advisors, LLC (“Krane”). China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of March 31, 2018, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, held approximately 55.7% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 1270 Avenue of the Americas, 22nd Floor, New York, NY 10020, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane. The Adviser’s offices are located at 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020.

Under the Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Fund. The Adviser is also responsible for providing a continuous investment program for the Fund. The Adviser arranges for and oversees the transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Fund to operate. The Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of [0.50]% based on a percentage of the average daily net assets of the Fund.

[The Fund bears all of its operational expenses, but the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding taxes, leverage interest, brokerage costs, dividends and interest on securities sold short, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation and indemnification expenses (“Excluded Expenses”)) from exceeding […]% of the Fund’s average daily net assets until at least […], 2019. This Agreement may be terminated at any time and for any reason at the sole discretion of the Fund’s Board of Trustees. The Adviser is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the preceding three fiscal years, so long as such reimbursement would not cause the Fund to exceed its expense limitation at either the time of recoupment or the time of the waiver and/or reimbursement.]]

Because the Fund had not commenced operations prior to the end of the fiscal year ended March 31, 2018, CICC did not receive any advisory fees from the Fund during the prior three fiscal years.

The Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than sixty (60) days’ prior written notice to the other party: The Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

SUB-ADVISER

Federated Investment Management Company (“Federated”) serves as Sub-Adviser to the Fund. Federated’s offices are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

Federated and its subsidiaries advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.

Federated advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.

CICC has entered into a Sub-Advisory Agreement with Federated pursuant to which CICC has agreed to pay Federated a fee that is calculated daily and paid monthly, at an annual rate of […]% of the average daily net assets of the Fund.]

[The Federated Sub-Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time: (1) by CICC upon sixty (60) days’ written notice to Federated; (2) by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund upon (60) days’ written notice to Federated; (3) by Federated upon sixty (60) days’ written notice to the Board and CICC. After an initial period of two years, the Sub-Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

Because the Fund had not yet commenced operations prior to the end of the prior fiscal year, CICC did not pay Federated any subadvisory fees during the prior three fiscal years.]

CODES OF ETHICS

The Trust, the Adviser and the Sub-Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. Each Code of Ethics is on file with the SEC and is available to the public.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Adviser, which are set forth in Appendix A to this SAI. The Trust has delegated to the Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. When available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling [...]. When available, the Fund’s Form N-PX will be posted on the SEC’s website at www.sec.gov.

ADMINISTRATOR

SEI Investments Global Funds Services (the “Administrator”) serves as administrator for the Fund. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. The principal address of the Administrator is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Under an Amended and Restated Administration Agreement with the Trust dated July 9, 2014, as amended (the “Administration Agreement”), the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.

For its services under the Administration Agreement, the Administrator is entitled to a fee, based on assets under management, subject to a minimum fee. The Administrator may be reimbursed by the Fund for its out-of-pocket expenses.

CUSTODIAN

Brown Brothers Harriman & Co. (“BBH”) serves as custodian for the Trust. The principal address of BBH is 50 Post Office Square, Boston, Massachusetts 02110. Under a Custodian Agreement with the Trust, BBH maintains in separate accounts cash, securities and other assets of the Fund, keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by it, in its capacity as custodian, and to make payments for securities purchased by the Trust for the Fund. […].

TRANSFER AGENT

DST Systems, Inc. (“DST”) serves as transfer agent for the Trust. The principal address of DST is 333 W. 11th Street, Kansas City, Missouri 64105. Under a Transfer Agency Agreement with the Trust, DST acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. […].

DISTRIBUTOR AND DISTRIBUTION ARRANGEMENTS

SEI Investments Distribution Co., a wholly owned subsidiary of SEI Investments, and an affiliate of the Administrator, serves as Distributor for the Trust. The principal address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Distributor has entered into an Amended and Restated Distribution Agreement with the Trust dated […], 2018, (the “Distribution Agreement”) pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least thirty (30) days’ prior written notice to the other party (i) by vote of a majority of the independent trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with the Advisers, the Sub-Adviser or any national securities exchange.

Distribution Plan. The Fund has adopted a Distribution Plan applicable to the Fund’s Shares. Under the Distribution Plan, the Distributor or designated Service Providers, as applicable, may receive up to 0.25% of the Fund’s assets as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act.

Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur. The 12b-1 Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.

Intermediary Compensation. The Adviser, the Sub-Adviser and/or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including marketing and education support and the sale of Fund shares. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Prospectus and they do not change the price paid by investors for the purchase of the Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). Such compensation may also be paid to Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs. The Adviser periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser and/or their affiliates to an Intermediary may create an incentive for the Intermediary to encourage customers to buy shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund has not yet commenced operations as and, therefore, there were no public shareholders of the Fund as of the date of this SAI. The Adviser will own the initial shares issued by the Fund and can thus approve any matter requiring shareholder approval.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Sub-Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Sub-Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security.

Investment decisions for the Fund are made independently from those of other accounts managed by the Sub-Adviser and accounts managed by affiliates of the Sub-Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Sub-Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Sub-Adviser and/or certain investment adviser affiliates of the Sub-Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.

When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser or Sub-Adviser is not required to select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, the Adviser or Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to the Adviser or Sub-Adviser consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that the Adviser or Sub-Adviser may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the Adviser or Sub-Adviser makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Adviser or Sub-Adviser obtains brokerage and research services that it otherwise would acquire at its own expense, the Adviser or Sub-Adviser may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Adviser or Sub-Adviser will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Adviser or Sub-Adviser may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory, or sub-advisory, or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Adviser or Sub-Adviser may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or Sub-Adviser will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Adviser faces a potential conflict of interest, but the Adviser or Sub-Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions

Because the Fund had not commenced operations as of the end of the fiscal year ended March 31, 2018, the Fund did not pay brokerage commissions on portfolio transactions during such fiscal year.

Directed Brokerage

Because the Fund had not commenced operations as of the end of the fiscal year ended March 31, 2018, the Fund did not pay any brokerage commissions pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Sub-Adviser during such fiscal year.

Affiliated Brokers

Because the Fund had not commenced operations as of the end of the fiscal year ended March 31, 2018, the Fund did not pay any brokerage commissions to any affiliated brokers during the three prior fiscal years.

Regular Broker-Dealers

The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of the Fund’s shares. Because the Fund had not commenced operations prior to the end of the fiscal year ended March 31, 2018, the Fund did not hold any securities of its “regular broker-dealers.”

PURCHASING AND REDEEMING SHARES

To purchase Shares of the Fund for the first time, you must invest at least $[…] ($[…] for individual retirement accounts). Your subsequent investments in the Fund must be made in amounts of at least $[…]. Systematic planned contributions are required to be at least $[…]. The Fund reserves the right to waive the minimum initial investment amount required for investment in Shares in its sole discretion with or without notice to you.

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (“NYSE”) is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s expectation to pay all redemptions in cash. The Trust retains the right, however, to provide redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund, including for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund has no current intention to allow purchases in-kind, but under certain circumstances the Fund may allow investors to purchase shares by contributing securities in-kind to the Fund, provided that the securities used to purchase Fund shares are appropriate investments for the Fund, are consistent with the Fund’s investment objective and policies, and meet any other applicable criteria established by the Adviser, such as liquidity. The Fund will value the securities in accordance with its policies and procedures with respect to the valuation of portfolio securities, as of the time at which the Fund determines their net asset value per share of the Fund (the “NAV”) on the day that the securities are contributed to the Fund in-kind. The Adviser has the sole discretion with respect to determining whether particular securities may be used as payment in-kind for Fund shares.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a RIC

The Fund has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% gross income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the description of the 90% test applicable to RICs, above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Fund

If the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, the Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, to be treated as qualified dividend income in the case of shareholders taxed as individuals and for the dividends-received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

The Fund intends to distribute at least annually to its shareholders substantially all of its net taxable income and its net capital gains. Taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that the Fund will be able to do so.

Deferral of Late Year Losses

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

Capital Loss Carryovers

If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Fund Distributions

Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions of the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gains are subject to reduced maximum tax rates. In determining its net capital gain for Capital Gain Dividends purposes, a RIC generally must generally treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxable in the hands of individuals at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and the Fund level. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States). Dividends received from foreign corporations may also be treated as qualified dividend income if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year constitutes 95% or more of the Fund’s gross income (excluding net capital gain), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the dividends-received deduction for corporations.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If the Fund makes distributions to shareholders in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain, assuming the shareholder holds his or her shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Redemption of Shares

Redemptions of shares of the Fund will generally result in the recognition of gain or loss for federal income tax purposes. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any capital gains distributions received with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains). For purposes of determining whether shares in the Fund have been held for six months or less, a shareholder’s holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

Upon a redemption of shares, the Fund (or its agent) is generally required to report to the Internal Revenue Service (the “IRS”) and furnish to the redeeming shareholder cost basis and holding period information. The Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the FIFO (first in, first out) method as the default cost basis method. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of shares may not be changed after the settlement date of each such sale of shares. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them.

Medicare Contribution Tax

A Medicare contribution tax is imposed at the rate of 3.8% on all or a portion of net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding certain thresholds, and on all or a portion of undistributed net investment income of certain estates and trusts.

Backup Withholding

The Fund (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is currently 24%.

Federal Tax Treatment of Certain Fund Investments

Transactions of the Fund in options, futures contracts, hedging transactions, forward contracts, swap contracts, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Investments in MLPs

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments. Effective for taxable years beginning after December 31, 2017, the Code generally allows individuals and certain other non-corporate entities a deduction for 20% of “qualified publicly traded partnership income,” such as from MLPs. However, the Code does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an individual investor who invests directly in MLPs will be able to receive the benefit of such deductions, while an individual shareholder in the Fund will not receive that benefit with respect to MLPs in which the Fund invests.

Tax-Exempt Shareholders

Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Non-U.S. Shareholders

In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. The withholding tax will not apply to properly designated interest-related dividends and short-term capital gain dividends. Backup withholding, discussed above, will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Non-U.S. persons are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Gain on such a disposition is sometimes referred to as “FIRPTA gain”. The Code provides a look-through rule for distributions of “FIRPTA gain” if certain requirements are met. If the look-through rule applies, certain distributions attributable to income treated as received by the Fund from REITs may be treated as gain from the disposition of a USRPI, causing distributions to be subject to U.S. withholding tax at rates of up to 21% and requiring non-U.S. investors to file nonresident U.S. income tax returns. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is treated as a corporation for federal income tax purposes. Under certain circumstances, the Fund may itself qualify as a USRPI, which would result in similar consequences to certain non-U.S. investors.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Ordinary dividends, redemption payments and certain capital gain dividends paid to a non-U.S. shareholder that fails to make certain required certifications, or that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to withholding tax at a 30% rate. The withholding tax may apply to any U.S.-source “withholding payments” made to a non-U.S. entity unless the non-U.S. entity enters into an agreement with either the IRS or a governmental authority in its own country, as applicable, to collect and provide substantial information regarding the entity’s owners, including “specified United States persons” and “United States owned foreign entities,” or otherwise demonstrates compliance with or exemption from FATCA. The term “withholdable payment” for these purposes would include dividends and capital gain distributions by the Fund and the gross proceeds from the disposition of Fund shares. The withholding tax regime went into effect on July 1, 2014 with respect to U.S.-source income, and it is scheduled to begin on January 1, 2019 with respect to U.S.-source investment sale proceeds. Non-U.S. investors should consult their own tax advisers regarding the impact of this recent legislation on their investment in a Fund.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Certain Reporting Regulations

Under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more in any single tax year or, for a corporate shareholder, $10 million or more in any single tax year, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The price per share (the offering price) of the Fund will be the Net Asset Value per share (“NAV”) next determined after your purchase order is received by the Fund. You also may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request.

[The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Fund uses this adjusted cost to value the investment.

Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund’s portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true. The Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the “Rule”).]

The Fund normally calculates NAV as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (a ‘‘Business Day’’) (normally, 4:00 p.m., Eastern time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares any dividends daily and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

From time to time, the Fund may realize capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

OTHER INFORMATION

Portfolio Holdings

Information concerning the Fund’s portfolio holdings is available on the Fund’s website. Such information is posted on the website five business days after month-end and remains posted on the website for six months thereafter. The Fund’s dollar-weighted average portfolio maturity (“DWAM”) and it weighted average live (“WAL”), Shadow NAV (market-based value of the Fund’s portfolio), Daily and Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.

You may also access portfolio information as of the end of the Fund’s fiscal quarters on the Fund’s website. The Fund’s Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund’s Form N-Q filings contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters. In addition, the Fund files a complete schedule of its portfolio holdings with the SEC on a monthly basis on Form N-MFP. Form N-MFP is publicly available on the SEC’s website. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

The Board [has approved] portfolio holdings disclosure policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of the Fund’s portfolio holdings and the use of material non-public information about the Fund’s holdings. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Advisers, sub-advisers, Distributor, or any affiliated person of the Fund, the Advisers, the sub-advisers, or the Distributor. The policies and procedures apply to all officers, employees, and agents of the Fund, including the Advisers and sub-advisers.

Information concerning the Fund’s portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information to (i) certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) other personnel of the Adviser and other service providers, such as the administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, information concerning Fund portfolio holdings also may be provided to other entities that provide services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund’s chief compliance officer, or a compliance manager designated by the chief compliance officer, also may grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event will the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Trust’s portfolio holdings policies and procedures by the Fund’s chief compliance officer and the Fund, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings policies and procedures, and (3) considering whether to approve or ratify any amendment to any of the portfolio holdings policies and procedures. The Board and the Fund reserve the right to amend the policies and procedures in their sole discretion at any time and from time to time without prior notice to shareholders. For purposes of the policies and procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund, if any, which are not disclosed.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Trust’s policies and procedures.

Voting Rights

Each share of the Fund is entitled to one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. At such time as the Trust offers multiple funds, each fund will vote separately on matters relating solely to that fund. All shares of the Fund are freely transferable. For funds with multiple classes, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, for the purpose of considering removal of a Trustee as provided in Section 16(c) of the 1940 Act, a special meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by contacting the Trust at the number and website address provided under “Shareholder Inquiries” below.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.[...].com or call 1.855.857.263 or call to obtain information about account statements, procedures, and other related information.

DISCLAIMER

The Adviser, the Sub-Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any members of the public regarding the advisability of investing in securities generally or in the Fund particularly.

COUNSEL

K&L Gates LLP, 1601 K Street NW, Washington, DC 20006, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, the Trust’s independent registered public accounting firm, provides audit and tax services and other assurance services with respect to filings with the SEC.

FINANCIAL STATEMENTS

Once available, the Fund’s financial statements will be incorporated by reference into this SAI.

APPENDIX A - PROXY VOTING POLICY

CICC WEALTH MANAGEMENT (USA) PROXY VOTING GUIDELINES

Form N-1A requires an investment company to describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities. In connection with this requirement, the Trust’s Board has delegated voting of the Fund’s proxies to CICC Wealth Management (USA), LLC (“Adviser” or “CICC”), subject to the Board’s oversight. The Board has directed that proxies be voted consistent with the Fund and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted the following as its proxy voting policies and procedures:

Proxy Voting Policies and Procedures

Background

An investment adviser has a duty of care and loyalty to its Clients and Investors with respect to monitoring corporate events and exercising proxy authority in the best interests of such Clients and Investors. CICC will adhere to Rule 206(4)-6 of the Advisers Act and all other applicable laws and regulations in regard to the voting of proxies.

Policies and Procedures

Proxy Voting

CICC votes proxies for the securities in the KraneShares Trust, on behalf of each series of the Trust (the “Funds”) for which it has been granted investment authority using the following guidelines to comply with Rule 206(4)-6 under the Advisers Act. Specifically, Rule 206(4)-6 requires that the Adviser:

●	Adopt and implement written policies and procedures reasonably designed to ensure that it votes client securities in the best interest of clients;

●	Disclose to clients how they may obtain information from CICC about how CICC voted proxies for their securities; and

●	Describe CICC’s proxy voting policies and procedures to clients and furnish them with a copy of such policies and procedures on request.

Objective

Where CICC is given responsibility for voting proxies, CICC must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of the Funds, which generally means voting proxies with a view to enhancing the value of the shares of stock held in a Fund’s portfolio.

CICC has retained Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to track the Fund’s proxy votes and the subsequent action the Fund took upon receipt of the vote, and where applicable, the issuer’s management and shareholder recommendations.

General Guidelines

CICC generally votes in accordance with Glass Lewis & Co.’s pre-determined proxy voting guidelines (“Guidelines”), unless CICC believes it is in the best interest of a Fund to vote differently.

Conflicts of Interests

CICC has adopted procedures that are designed to identify conflicts or potential conflicts that could arise between its own interests and those of the Funds. For example, conflicts of interest may arise when:

●	proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with CICC;[1]

●	a proponent of a proxy proposal has a business relationship with CICC; or

●	CICC has business relationships with participants in proxy contests, corporate directors or director candidates.

CICC’s senior management, in coordination with its CCO, are primarily responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. Any person with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the CCO and may be required to recuse him or herself from the proxy voting process. If it is determined that a conflict of interest or potential conflict of interest is material, the CCO will work with appropriate personnel to agree upon a method to resolve such conflict before voting proxies affected by the conflict. It is CICC’s expectation that voting in accordance with the Guidelines should, in most cases, adequately address any possible conflicts of interest. All overrides to vote contrary to the Guidelines must be documented and approved by CICC’s CCO.

Special Issues with Voting Foreign Proxies

Although CICC has arrangements with the proxy vendor to vote foreign proxies, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

●	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

●	To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. CICC may refrain from voting shares of foreign stocks subject to blocking restrictions where, in CICC’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

1        For this purpose, CICC generally will consider as “non-routine” any matter listed in New York Stock Exchange Rule 452.11, relating to when a member adviser may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

●	Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.

●	Timeframes between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

●	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

●	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

●	Lack of a “proxy voting service” by custodians in certain countries.

Proxy Voting Reporting

Information regarding how CICC, on behalf of the Funds, voted proxies is available on the SEC’s website at http://sec.gov.

CICC must provide the Funds’ Board with a report that describes any significant issues that arose during the year as they relate to voting proxies including any votes that were made inconsistent with CICC’s stated proxy voting policies and procedures. Additionally, on an at least annual basis, any changes to CICC’s proxy voting policies and procedure as they relate to the Funds, must be reported to the Board, which shall review and in its discretion, approve the use of such amended proxy voting policies and procedures.

Securities Lending

Voting rights on the loaned securities may pass to the borrower, provided that CICC must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. CICC may instruct its securities lending agent to terminate loans and recall securities so that the securities may be voted by CICC if so determined by CICC consistent with its fiduciary duty to each Fund. Such notice shall be provided no less than the normal settlement period for the securities in question prior to the record date for the proxy vote or other corporate entitlement.

Class Actions

CICC does not commit to participate in all class actions that may arise with regard to Fund portfolio securities. Upon receipt of class action information, the COO or CCO will evaluate the costs versus the benefits of participation in the suit for each pertinent Fund. Unless the COO or CCO determines that it would be in the best interest of the Fund, CICC will not participate in the class action on behalf of the Fund. The COO or CCO will either return to the sender any documents inadvertently received by Adviser regarding class actions or forward the documents to the pertinent Fund(s). If a determination is made that the benefits of participating in a class action outweigh the cost of participation, the Adviser will distribute any compensation received pro rata to the investors in the Fund(s) based on the current percentage holdings in the Fund or as otherwise appropriately arranged and disclosed to investors.

Class Action Notices should be forwarded to the CCO upon receipt.

APPENDIX B - DESCRIPTION OF RATINGS

Corporate and Municipal Long-Term Bond Ratings

Standard & Poor’s (“S&P”) Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C - A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D - An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) - The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Corporate Bond Ratings:

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody’s U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa - Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A - Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa - Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Ba - Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B - Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Caa - Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca - Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C - Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings Ltd. (“Fitch”) Corporate Bond Ratings:

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Rating (“IDR”) in the ranges ‘BB’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC - Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC - Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C - Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s Municipal Bond Long-Term Ratings:

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC - Very high levels of credit risk. ‘CC’ ratings indicate default of some kind appears probable.

C - Exceptionally high levels of credit risk. ‘C’ ratings indicate default appears imminent or inevitable.

D - Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following:

● failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

● the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

● the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults – “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability. In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

Plus (+) or Minus (-) - The modifiers “+” or “-”may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

CCXAP short-term credit ratings:

Ag-1: Capacity to meet short-term financial commitment is extremely strong with high level of safety.

Ag-2: Capacity to meet short-term financial commitment is strong with high level of safety.

Ag-3: Capacity to meet short-term financial commitment is average but the safety may be easily affected by adverse business, financial and economic conditions.

Bg: Capacity to meet short-term financial commitment is weak with high probability of default.

Cg: Capacity to meet short-term financial commitment is very weak and the probability of default is very high.

Dg: Unable to meet the financial commitments. Default is confirmed.

S&P’s Municipal Short-Term Bond Ratings:

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

D - ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s Short-Term Ratings:

The following descriptions of Moody’s short-term municipal ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch’s Short-Term Ratings:

The following descriptions of Fitch’s short-term ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Commercial Paper Ratings

S&P’s Commercial Paper Ratings:

The following descriptions of S&P’s commercial paper ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 - A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 - A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 - A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Commercial Paper Ratings:

The following descriptions of Moody’s commercial paper ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to honor short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to honor short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to honor short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s Commercial Paper Ratings:

The following descriptions of Fitch’s commercial paper ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category.)

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust, as filed with the state of Delaware on February 3, 2012, for KraneShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-12-173444 on April 20, 2012.

(a)(2)	Registrant’s Amended and Restated Declaration of Trust, dated June 7, 2017, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(b)	Registrant’s Amended By-Laws, dated June 7, 2017, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(2)	Schedule A to the Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, to be filed by amendment.

(d)(3)	Schedule B to the Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-17-006133 on November 1, 2017.

(d)(4)	Investment Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares Bosera MSCI China A Share ETF, and Bosera Asset Management (International) Co., Ltd., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(5)	Investment Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares E Fund China Commercial Paper ETF, and E Fund Management (Hong Kong) Co., Limited, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(6)	Investment Subadvisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares CCBS China Corporate High Yield Bond USD Index ETF, and CCB Securities Ltd., is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-000019 on January 2, 2018.

(d)(7)	Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and E Fund Management (Hong Kong) Co., Limited, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-007036 on July 30, 2018.

(d)(8)	Investment Advisory Agreement between the Registrant and CICC Wealth Management (USA), LLC, on behalf of the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund, to be filed by amendment.

(d)(9)	Form of Sub-Advisory Agreement between CICC Wealth Management (USA), LLC, on behalf of the CICC US Government Money Market Fund, and Federated Investment Management Company, to be filed by amendment.

(e)(1)	Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective No. 63 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-046850 on August 4, 2014.

(e)(2)	Schedule A to the Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co., to be filed by amendment.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

[(e)(4)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. relating to the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund, to be filed by amendment.]

(f)	Not applicable.

(g)(1)	Custodian and Transfer Agent Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(g)(2)	Form of Adherence and Amendment Agreement to the Custodian and Transfer Agent Agreement between the Registrant and Brown Brothers Harriman & Co., to be filed by amendment.

(h)(1)	Amended and Restated Administration Agreement between the Registrant and SEI Global Fund Services is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-046850 on August 4, 2014.

(h)(2)	Schedule I to the Amended and Restated Administration Agreement between the Registrant and SEI Global Fund Services, to be filed by amendment.

(h)(3)	Compliance Services Agreement between the Registrant and Quain Compliance Consulting, LLC, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-15-044651 on July 28, 2015.

(h)(4)	Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares E Fund China Commercial Paper ETF and KraneShares Bosera MSCI China A Share ETF, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(h)(5)	Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares MSCI All China Index ETF (formerly known as the KraneShares FTSE Emerging Markets Plus ETF), is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-17-006133 on November 1, 2017.

(h)(6)	Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(h)(7)	Schedule I to the Form of Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC, to be filed by amendment.

(h)(8)	Securities Lending Agency Agreement between the Registrant and Brown Brothers Harriman & Co., dated February 1, 2018, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-007036 on July 30, 2018.

[(h)(9)	Expense Limitation Agreement between the Registrant and CICC Wealth Management (USA), LLC, relating to the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund, to be filed by amendment.]

[(h)(10)	Administration Agreement between the Registrant and SEI Global Fund Services relating to the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund, to be filed by amendment.]

[(h)(11)	Transfer Agent Agreement between the Registrant and DST Systems, Inc. relating to the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund, to be filed by amendment.]

[(h)(12)	Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares MSCI Emerging Markets ex China Index ETF, to be filed by amendment.]

(i)	Opinion and consent of counsel, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Agreement between the Registrant and Krane Funds Advisors, LLC is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(m)	Distribution Plan, to be filed by amendment.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant, dated March 8, 2016, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-16-115317 on July 29, 2016.

(p)(2)	Code of Ethics of Krane Funds Advisors, LLC, dated December 21, 2016, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-026123 on May 10, 2017.

(p)(3)	Code of Ethics of Bosera Asset Management (International) Co., Ltd., sub-adviser to the KraneShares Bosera MSCI China A Share ETF, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-022475 on April 14, 2014.

(p)(4)	Code of Ethics of E Fund Management (Hong Kong) Co., Limited, sub-adviser to the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF and KraneShares E Fund China Commercial Paper ETF is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-037621 on June 13, 2014.

(p)(5)	Code of Ethics of CCB Securities Ltd., sub-adviser to the KraneShares CCBS China Corporate High Yield Bond USD Index ETF, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-000019 on January 2, 2018.

(p)(6)	Code of Ethics of CICC Wealth Management (USA), LLC, adviser to the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund, to be filed by amendment.

(p)(7)	Code of Ethics of Federated Investment Management Company, sub-adviser to the CICC US Government Money Market Fund, to be filed by amendment.

(q)(1)	Powers of Attorney dated September 29, 2015 for Matthew Stroyman and John Ferguson is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-16-080317on February 10, 2016.

(q)(2)	Power of Attorney dated August 31, 2017 for Patrick Campo, is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 153 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-17-005305 on September 22, 2017.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust, to the extent provided in Article VII of the Registrant’s Amended and Restated Declaration of Trust, for any act, omission, or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust solely for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser, or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 2 of the Registrant’s Amended and Restated Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 2.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees, officers, employees or agents of the Trust shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or Trustees or by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Krane Funds Advisors, LLC

Krane Funds Advisors, LLC (“Krane”) serves as investment adviser for each series of the Trust, except the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund. The principal address of Krane is 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020. Krane is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Krane during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-77589).

Bosera Asset Management (International) Co., Ltd.

Bosera Asset Management (International) Co., Ltd. (“Bosera”) serves as investment sub-adviser for the Trust’s KraneShares Bosera MSCI China A Share ETF. The principal address of Bosera is Suite 4109, Jardine House, One Connaught Place, Central, Hong Kong. Bosera is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Bosera during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-78507).

E Fund Management (Hong Kong) Co., Limited

E Fund Management (Hong Kong) Co., Limited (“E Fund”) serves as investment sub-adviser for the Trust’s KraneShares Bloomberg Barclays China Aggregate Bond Index ETF and KraneShares E Fund China Commercial Paper ETF. The principal address of E Fund is Suite 3501-02 35F, Two International Finance Center, 8 Finance Street, Central, Hong Kong. E Fund is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of E Fund during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-78973).

CCB Securities Ltd.

CCB Securities Ltd. (“CCBS”) serves as investment sub-adviser for the Trust’s KraneShares CCBS China Corporate High Yield Bond USD Index ETF. The principal address of CCBS is 18/F CCB Centre, 18 Wang Chiu Road, Kowloon Bay, Kowloon, Hong Kong. CCBS is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of CCBS during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-112053).

CICC Wealth Management (USA), LLC

CICC Wealth Management (USA), LLC (“CICC”) serves as investment adviser for the Trust’s CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund. The principal address of CICC is 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020. CICC is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of CICC during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-112473).

Federated Investment Management Company

Federated Investment Management Company (“Federated”) serves as investment sub-adviser for the Trust’s CICC US Government Money Market Fund. The principal address of Federated is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Federated during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-34612).

Item 32.	Principal Underwriters

(a)	Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	April 1, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015
Gallery Trust	January 8, 2016
RiverPark Floating Rate CMBS Fund (f/k/a RiverPark Commercial Real Estate Fund	August 12, 2016
Schroders Series Trust	February 10, 2017
Schroders Global Series Trust	February 10, 2017
City National Rochdale Select Strategies Fund	March 1, 2017
Metaurus Equity Component Trust	October 2, 2017
Causeway ETMF Trust	December 28, 2017
Impact Shares Trust	March 1, 2018

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)          Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Paul F. Klauder	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	Director, President, & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
John P. Coary	Vice President & Assistant Secretary	—
Lori L. White	Vice President & Assistant Secretary	—
Judith A. Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:

c/o Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

Advisers:

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

CICC Wealth Management (USA), LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

Sub-Advisers:

Bosera Asset Management (International) Co., Ltd.

Suite 4109

Jardine House

One Connaught Place

Central, Hong Kong

E Fund Management (Hong Kong) Co., Limited

3501-02 35F, Two International Finance Center

8 Finance Street

Central, Hong Kong

CCB Securities Ltd.

18/F CCB Centre

18 Wang Chiu Road

Kowloon Bay, Kowloon, Hong Kong

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, Pennsylvania 19456

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 169 to its Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York on this 21st day of December 2018.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	December 21, 2018
Jonathan Krane	and Principal Financial Officer

/s/ Patrick Campo*	Trustee	December 21, 2018
Patrick Campo

/s/ John Ferguson*	Trustee	December 21, 2018
John Ferguson

/s/ Matthew Stroyman*	Trustee	December 21, 2018
Matthew Stroyman

* /s/ Stacy L. Fuller
Stacy L. Fuller

*	Attorney-in-Fact pursuant to powers of attorney dated September 29, 2015 and August 31, 2017.